Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ ]:  Amendment Number:  _____

This Amendment (Check only one.):

         \ \ is a restatement.
         \ \ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CDC IXIS Asset Management
                  7, place des Cinq
Address:          Martyrs du Lycee
                  Buffon
                  BP 541 Cedex 15
                  Paris France
                          75725

Form 13F File Number:  28-10092

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan McWhan Tobin
Title: Vice President and Counsel
       CDC IXIS Asset Management
       North America, L.P.
Phone: (617) 449-2139

Signature, Place, and Date of Signing:

/s/ Susan McWhan Tobin
------------------------------
[Signature]

Boston, MA
------------------------------
[City, State]

August 14, 2002
------------------------------
[Date]

Report Type (Check only one:):

\ \  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
\ \  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
\X\ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         NAME                                                   13F FILE NUMBER
         ----                                                   ---------------

AEW Capital Management, L.P.                                    28-6538
Hansberger Global Investors, Inc.                               28-6508
Harris Associates L.P.                                          28-2013
Jurika & Voyles, L.P.                                           28-2899
Loomis, Sayles & Company, L.P.                                  28-398
Mercury Advisors                                                28-790
Montgomery Asset Management, LLC                                28-3396
Miller Anderson                                                 28-3432
Reich & Tang Asset Management LLC                               28-4818
RS Investment Management, L.P.                                  28-5452
Snyder Capital Management, L.P.                                 28-6636
Vaughan, Nelson, Scarborough & McCullough L.P.                  28-5840
Westpeak Global Advisors, L.P.                                  28-4372

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         157
Form 13F Information Table Value Total:        $26,334 (thousands)


List of Other Included Managers:

No.      File No.       Name
01       28-398         Loomis, Sayles & Company, L.P.

                                    FORM 13F
                                INFORMATION TABLE

COLUMN 1                          COLUMN 2    COLUMN 3      COLUMN 4     COLUMN 5     COLUMN 6     COLUMN 7    COLUMN 8
NAME OF ISSUER                                            MARKET VALUE
                                  TITLE OF                  06/30/02      SHARES     INVESTMENT     OTHER       VOTING
                                   CLASS       CUSIP        (x$1000)     06/30/02    DISCRETION    MANAGERS   AUTHORITY
========================================================================================================================
3M Co.                             Common    88579Y101        407        3,311.00      Defined         1         Sole
Abbott Laboratories Inc            Common    002824100        258        6,850.00      Defined         1         Sole
Accenture LTD                      Common    G1150G111         31        1,610.00      Defined         1         Sole
Ace LTD                            Common    G0070K103        176        5,554.00      Defined         1         Sole
Adobe Systems Inc.                 Common    00724F101         17          603.00      Defined         1         Sole
Advent Software Inc.               Common    007974108         21          810.00      Defined         1         Sole
Agilent Technologies               Common    00846U101         52        2,214.00      Defined         1         Sole
Alcoa Inc.                         Common    013817101        246        7,422.00      Defined         1         Sole
American International Grp         Common    026874107        488        7,145.00      Defined         1         Sole
Amgen Inc                          Common    031162100        222        5,300.00      Defined         1         Sole
Analog Devices Inc.                Common    032654105         79        2,664.00      Defined         1         Sole
Anheuser-Busch Cos Inc             Common    035229103        204        4,080.00      Defined         1         Sole
AOL Time Warner Inc.               Common    00184A105        228       15,500.00      Defined         1         Sole
Apple Computer Inc.                Common   0378363100         43        2,412.00      Defined         1         Sole
Applied Materials Inc.             Common    038222105        109        5,748.00      Defined         1         Sole
AT & T                             Common    001957109         43        4,000.00      Defined         1         Sole
Avon Products Inc                  Common    054303102        111        2,120.00      Defined         1         Sole
Bank of America Corp               Common    060505104        697        9,909.00      Defined         1         Sole
Bank One Corp.                     Common    06423A103        361        9,391.00      Defined         1         Sole
Baxter Intl Inc                    Common    071813109        119        2,680.00      Defined         1         Sole
Bellsouth Corp                     Common    079860102        326       10,350.00      Defined         1         Sole
Biogen Inc                         Common    090597105         33          790.00      Defined         1         Sole
Biomet Inc.                        Common    090613100         29        1,060.00      Defined         1         Sole
Bk of New York Co                  Common    064057102        184        5,451.00      Defined         1         Sole
Boeing Co                          Common    097023105        287        6,375.00      Defined         1         Sole
Boston Scientific Corp             Common    101137107         43        1,475.00      Defined         1         Sole
Bristol Myers Squibb               Common    110122108        134        5,200.00      Defined         1         Sole
Cadence Design Systems             Common    127387108         19        1,174.00      Defined         1         Sole
Capital One Financial Corp.        Common    14040H105        252        4,133.00      Defined         1         Sole
Cardinal Health Inc.               Common    14149Y108         98        1,600.00      Defined         1         Sole
CenturyTel                         Common    156700106        127        4,300.00      Defined         1         Sole
Chevron Texaco                     Common    166764100        457        5,162.00      Defined         1         Sole
Chiron Corp                        Common    170040109         17          492.00      Defined         1         Sole
Cigna Corp.                        Common    125509109         54          550.00      Defined         1         Sole
Cinergy Corp                       Common    172474108         88        2,450.00      Defined         1         Sole
Cisco Systems Inc.                 Common    17275R102        403       28,919.00      Defined         1         Sole
Citigroup Inc                      Common    172967101      1,090       28,126.00      Defined         1         Sole
Clear Channel Communications       Common    184502102         48        1,500.00      Defined         1         Sole
Coca-cola Co                       Common    191216100        321        5,740.00      Defined         1         Sole
Comcast Corp A Special             Common    200300200         88        3,700.00      Defined         1         Sole
Computer Assoc. Intl               Common    204912109         40        2,536.00      Defined         1         Sole
Computer Sciences Corp.            Common    205363104         31          650.00      Defined         1         Sole
Costco Wholesale Corp              Common    22160K105        119        3,071.00      Defined         1         Sole
Cox Communications Inc A           Common    224044107         54        1,950.00      Defined         1         Sole
Dell Computer Corp                 Common    247025109        244        9,327.00      Defined         1         Sole
Delphi Automotive Systems          Common    247126105         51        3,897.00      Defined         1         Sole
Devon Energy Corp (NEW)            Common    25179M103         56        1,140.00      Defined         1         Sole
Dow Chemical Co.                   Common    260543103        161        4,677.00      Defined         1         Sole
Du Pont De Nem & Co EI             Common    263534109        264        5,941.00      Defined         1         Sole
Duke Energy Corporation            Common    264399106        247        7,950.00      Defined         1         Sole
El Paso Energy Cop                 Common    28336L109         49        2,370.00      Defined         1         Sole
Electronic Arts                    Common    285512109         80        1,211.00      Defined         1         Sole
Electronic Data Systems            Common    285661104         57        1,539.00      Defined         1         Sole
Emerson Electric Co                Common    291011104        141        2,643.00      Defined         1         Sole
Entergy Corp                       Common    29364G103         76        1,800.00      Defined         1         Sole
Equity Residental Prop Trust       Common    294741103        138        4,784.00      Defined         1         Sole
Exxon Mobil Corp                   Common    30231G102      1,172       28,636.00      Defined         1         Sole
Fannie Mae                         Common    313586109        279        3,782.00      Defined         1         Sole
First Data Corp.                   Common    319963104         18          490.00      Defined         1         Sole
Firstenergy Corp                   Common    337932107        141        4,230.00      Defined         1         Sole
Fleetboston Financial Corp         Common    339030108        265        8,201.00      Defined         1         Sole
Flextronics Intl LTD               Common    Y2573F102         15        2,070.00      Defined         1         Sole
Fluor Corp (NEW)                   Common    343412102         15          374.00      Defined         1         Sole
Ford Motor Co                      Common    345370860         60        3,740.00      Defined         1         Sole
Genentech Inc                      Common    368710406         36        1,060.00      Defined         1         Sole
General Electric Co                Common    369604103        659       22,689.00      Defined         1         Sole
General Motors Corp                Common    370442105         58        1,087.00      Defined         1         Sole
Genzyme Corp (General Division)    Common    372917104         21        1,081.00      Defined         1         Sole
GlobalSantaFe Corp                 Common    G3930E101         88        3,235.00      Defined         1         Sole
Goldman Sachs Group Inc            Common    38141G104        173        2,359.00      Defined         1         Sole
Guidant                            Common    401698105         41        1,340.00      Defined         1         Sole
Halliburton Co                     Common    406216101        119        7,480.00      Defined         1         Sole
Harley Davison Inc.                Common    412822108         67        1,316.00      Defined         1         Sole
Hartford Fin Serv Group            Common    416515104         88        1,483.00      Defined         1         Sole
HCA Inc                            Common    404119109        111        2,330.00      Defined         1         Sole
Heinz (JH) Co                      Common    423074103         61        1,492.00      Defined         1         Sole
Hewlett-Packard Co                 Common    428236103         97        6,379.00      Defined         1         Sole
IBM Corp                           Common    459200101        326        4,526.00      Defined         1         Sole
IDEC Pharmaceuticals Corp          Common    449370105         29          818.00      Defined         1         Sole
Illinois Tool Works                Common    452308109        324        4,748.00      Defined         1         Sole
Immunex                            Common    452528102         37        1,677.00      Defined         1         Sole
Intel Corp                         Common    458140100        310       16,965.00      Defined         1         Sole
International Paper Co             Common    460146103        189        4,334.00      Defined         1         Sole
Intuit                             Common    461202103         49          982.00      Defined         1         Sole
JM Smuckers Co.                    Common    832696405          5          141.00      Defined         1         Sole
John Hancock Fin Serv              Common    410145106        125        3,555.00      Defined         1         Sole
Johnson & Johnson                  Common    478160104        541       10,360.00      Defined         1         Sole
Johnson Controls Inc.              Common    478366107         58          715.00      Defined         1         Sole
KeyCorp                            Common    493267108        264        9,676.00      Defined         1         Sole
Keyspan Corp                       Common    49337W100         52        1,393.00      Defined         1         Sole
Kinder Morgan Inc                  Common    49455P101         35          920.00      Defined         1         Sole
King Pharmaceuticals Inc.          Common    495582108         22        1,000.00      Defined         1         Sole
KLA Tencor Corporation             Common    482480100         37          840.00      Defined         1         Sole
Kraft Foods Inc A                  Common    50075N104        280        6,840.00      Defined         1         Sole
Lehman Brothers Hold Inc.          Common    524908100        207        3,310.00      Defined         1         Sole
Liberty Media Corp New/S.A         Common    530718105         90        9,000.00      Defined         1         Sole
Lilly (ELI) & Co.                  Common    532457108        152        2,700.00      Defined         1         Sole
Linear Technology                  Common    535678106         36        1,159.00      Defined         1         Sole
Lockheed Martin Corp               Common    539830109        134        1,929.00      Defined         1         Sole
Masco Corp                         Common    574599106         50        1,852.00      Defined         1         Sole
Maxim Intergrated Products         Common    57772K101         98        2,552.00      Defined         1         Sole
May Department Stores & Co         Common    577778103         51        1,550.00      Defined         1         Sole
McGraw Hill Companies Inc.         Common    580645109         60        1,000.00      Defined         1         Sole
McKesson Corp                      Common    58155Q103         34        1,040.00      Defined         1         Sole
Medimmune Inc.                     Common    584699102         27        1,035.00      Defined         1         Sole
Medtronic Inc.                     Common    585055106        189        4,400.00      Defined         1         Sole
Merck & Co. Inc.                   Common    589331107        304        6,000.00      Defined         1         Sole
Mercury Interactive Corp.          Common    589405109         10          451.00      Defined         1         Sole
Microsoft Corp                     Common    594918104        523        9,570.00      Defined         1         Sole
Morgan Stanley Dean Witter         Common    617446448        337        7,815.00      Defined         1         Sole
Motorola Inc.                      Common    620076109         98        6,790.00      Defined         1         Sole
Network Appliance Corp.            Common    64120L104          8          632.00      Defined         1         Sole
Occidental Petroleum Corp.         Common    674599105         95        3,153.00      Defined         1         Sole
Omnicom Group Inc.                 Common    681919106         46        1,000.00      Defined         1         Sole
Oracle Corp                        Common    68389X105         98       10,347.00      Defined         1         Sole
Pepsico Inc                        Common    713448108        452        9,380.00      Defined         1         Sole
Pfizer Inc.                        Common    717081103        672       19,214.00      Defined         1         Sole
Pharmacia Corp.                    Common    71713U102        202        5,400.00      Defined         1         Sole
Philip Morris Comp Inc             Common    718154107        405        9,270.00      Defined         1         Sole
Procter & Gamble Co                Common    742718109        630        7,060.00      Defined         1         Sole
Prudential Financial Inc           Common    744320102        220        6,584.00      Defined         1         Sole
Qualcomm Inc.                      Common    747525103         60        2,190.00      Defined         1         Sole
Safeway Inc                        Common    786514208         76        2,620.00      Defined         1         Sole
Samsung El/SP GDR 1/2 VOT 144A     Common    796050888         42          305.00      Defined         1         Sole
Sanmina-SCI Corp                   Common    800907107         29        4,662.00      Defined         1         Sole
SBC Communications Inc.            Common    78387G103        351       11,500.00      Defined         1         Sole
Schering-Plough Corp.              Common    806605101        246       10,000.00      Defined         1         Sole
Schlumberger LTD                   Common    806857108        159        3,409.00      Defined         1         Sole
Southern Co                        Common    842587107        222        8,089.00      Defined         1         Sole
Sprint Corp/FON Group              Common    852061100         93        8,800.00      Defined         1         Sole
Sprint Corp/PCS Group              Common    852061506         10        2,200.00      Defined         1         Sole
St Jude Medical Inc.               Common    790849103         20          274.00      Defined         1         Sole
Stryker Corp.                      Common    863667101         20          370.00      Defined         1         Sole
Sun Microsystems                   Common    866810104         31        6,134.00      Defined         1         Sole
Sungard Data Systems Inc.          Common    867363103         42        1,570.00      Defined         1         Sole
Sysco Corp                         Common    871829107        157        5,760.00      Defined         1         Sole
Target Corp                        Common    87612E106        208        5,460.00      Defined         1         Sole
Tenet Healthcare Corp              Common    88033G100        107        1,500.00      Defined         1         Sole
Texas Instruments Inc.             Common    882508104        198        8,363.00      Defined         1         Sole
Travelers Property Casualty-A-     Common    89420G109         89        5,000.00      Defined         1         Sole
United Health Group Inc            Common    91324P102        128        1,400.00      Defined         1         Sole
United Technologies Corp           Common    913017109        139        2,050.00      Defined         1         Sole
Unocal Corp                        Common    915289102         77        2,093.00      Defined         1         Sole
Verisign Inc                       Common    92343E102         12        1,606.00      Defined         1         Sole
Veritas Software Corp              Common    923436109         54        2,747.00      Defined         1         Sole
Verizon Communications I           Common    92343V104        173        4,300.00      Defined         1         Sole
Viacom Inc B                       Common    925524308        244        5,500.00      Defined         1         Sole
Walgreen Co                        Common    931422109        212        5,500.00      Defined         1         Sole
Wal-mart Stores Inc                Common    931142103        765       13,900.00      Defined         1         Sole
Walt Disney Co/Disney Series       Common    254687106        113        6,000.00      Defined         1         Sole
Wellpoint Health Newtorks Inc      Common    94973H108         47          610.00      Defined         1         Sole
Wells Fargo & Co                   Common    949746101        518       10,356.00      Defined         1         Sole
Whirlpool Corp.                    Common    963320106         20          302.00      Defined         1         Sole
Wyeth                              Common    983024100        292        5,700.00      Defined         1         Sole
Xilinx Inc.                        Common    983919101         28        1,228.00      Defined         1         Sole
Yahoo Inc.                         Common    984332106         12          791.00      Defined         1         Sole
Zimmer Holdings Inc.               Common    98956P102         27          764.00      Defined         1         Sole
